Subsequent Events - Restructuring (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 24, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events
Restructuring charges, which included restructuring costs		$ (3)	$ 14	$ 206
Subsequent Events | Minimum
Subsequent Events
Restructuring charges, which included restructuring costs	$ 20
Subsequent Events | Maximum
Subsequent Events
Restructuring charges, which included restructuring costs	$ 25